FLEXSHARES® TRUST

SUPPLEMENT DATED AUGUST 31, 2017 TO

STATEMENT OF ADDITIONAL INFORMATION FOR FLEXSHARES® FAMILY OF INDEX ETFS

DATED MARCH 1, 2017

Effective September 5, 2017, the Statement of Additional Information will be updated as follows:

1.                The fourth sentence of the first paragraph under the heading “PLACEMENT OF CREATION ORDERS FOR DOMESTIC FUNDS OUTSIDE THE CLEARING PROCESS” on page 87 is deleted and replaced with the following:

The Settlement Date is typically the second Business Day following the Transmittal Date, except that the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund and FlexShares Credit-Scored US Long Corporate Bond Index Fund will generally settle transactions on a T+1 basis.

2.                The third and fourth sentences of the first paragraph under the heading “ISSUANCE OF A CREATION UNIT” on page 88 are deleted and replaced with the following:

Creation Units typically are issued on a T+2 basis (two Business Days after trade date) except the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund and FlexShares Credit-Scored US Long Corporate Bond Index Fund will generally settle on a T+1 basis (one Business Day after trade date). However, as discussed in Appendix A, each Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates or ex-dividend dates (the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

3.                The last sentence under the heading “PLACEMENT OF REDEMPTION ORDERS FOR DOMESTIC FUNDS USING THE CLEARING PROCESS” on page 92 is deleted and replaced with the following:

The requisite Fund Securities and the Cash Redemption Amount will be transferred by the second NSCC Business Day following the date on which such request for redemption is deemed received.

4.                The fourth and fifth sentences under the heading “PLACEMENT OF REDEMPTION ORDERS FOR DOMESTIC FUNDS OUTSIDE THE CLEARING PROCESS” on page 92 are deleted and replaced with the following:

After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are generally expected to be delivered within two Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. Each of the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund and FlexShares Credit-Scored US Long Corporate Bond Index Fund will generally settle transactions on a T+1 basis.

5.                The third and fourth sentences in the first paragraph under the heading “PLACEMENT OF REDEMPTION ORDERS FOR FOREIGN FUNDS” on page 92 are deleted and replaced with the following:

Deliveries of Fund Securities to redeeming investors generally will be made within two Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for a Foreign Fund may take longer than two Business Days after the Transmittal Date.

6.                The first three sentences in the first paragraph under the heading “APPENDIX A” on page A-1 are deleted and replaced with the following:

Each Fund generally intends to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus two business days (except that the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund and FlexShares Credit-Scored US Long Corporate Bond Index Fund will generally settle transactions on a T plus one business day basis). Each Fund may effect deliveries of Creation Units and portfolio securities on a basis other than T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within two business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market.

Please retain this Supplement with your Statement of Additional Information for future reference.